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1933 Act Rule 485(a)(2)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

December 17, 2015

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          The UBS Funds (the “Trust”)
File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 118/119 (the “Amendment”) to the Registration Statement of the Trust. This Amendment is being filed to add a new series of shares to the Trust, designated as the UBS Total Return Bond Fund series of shares (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series of shares.

Philadelphia, PA | Malvern, PA | Harrisburg, PA | Washington, DC | Cherry Hill, NJ | New York, NY | Wilmington, DE

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jamie M. Gershkow at (215) 564-8543.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell